Revenues (Details) - USD ($) $ in Millions	Jan. 02, 2021	Jan. 02, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
Deferred revenue noncurrent portion			$ 21.1	$ 14.3
Revenue recognized	$ 48.7	$ 50.1
Remaining performance obligations			128.0	85.7
Expected remaining performance obligations recognized during next 12 months			104.5
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter			12.5
Expected remaining performance obligations recognized remainder thereafter			$ 11.0
Customer relationship period, term			5 years
Deferred sales commissions			$ 7.4	$ 5.0